Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Schedule of related party transactions
Due to a related party	June 30, 2022	June 30, 2021
Silvercorp Metals Inc.	$377,031	$50,378

Schedule of compensation of key management personnel
	Years ended June 30,
	2022	2021
Director’s cash compensation	$82,608	290,463
Director’s share-based compensation	338,702	604,970
Key management’s cash compensation	988,753	859,394
Key management’s share-based compensation	461,947	1,709,004
	$1,872,010	$3,463,831